ENVIRONMENTAL REHABILITATION OBLIGATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2016	Apr. 12, 2016
Environmental Rehabilitation Obligation
Balance at beginning of the year	R 3,982.2	R 2,411.0	R 2,486.8
Interest charge	357.1	291.4	197.9
Payment of environmental rehabilitation obligation	(26.9)		(0.3)
Change in estimates charged to profit or loss	248.9	97.5
Changes in estimates capitalised	(177.7)	472.5	(273.4)
Environmental rehabilitation obligation on acquisition of subsidiaries	312.1	709.8
Foreign currency translation	(17.0)
Balance at the end of the year	R 4,678.7	3,982.2	R 2,411.0
Aquarius Acquisition
Environmental Rehabilitation Obligation
Changes in estimates capitalised		157.4
Environmental rehabilitation obligation on acquisition of subsidiaries					R 630.0
Rustenburg Operations Acquisition
Environmental Rehabilitation Obligation
Changes in estimates capitalised		R 197.6
Environmental rehabilitation obligation on acquisition of subsidiaries				R 79.8
Minimum
Environmental Rehabilitation Obligation
Provision discount rate	7.20%	7.80%	8.50%
Maximum
Environmental Rehabilitation Obligation
Provision discount rate	9.70%	9.70%	10.20%